Debt	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Debt
Note 5: Debt
The components of debt at December 31, 2022 and 2021 are as follows (in thousands):

	As of December 31,
	2022	2021
4.60% Senior Notes due to related party due 2024	$39,454	$42,176

Total debt	39,454	42,176
Less: Short-term debt	—	—

Total Long-term debt	$39,454	$42,176
3.50% Senior Notes due to related party paid in 2020
We previously held a 3.5% Senior Note due to a related party that required quarterly interest
payments at 3.5%. The 3.5% Senior Note was paid in full in May 2020.
4.60% Senior Notes due to related party due 2024
The 4.60%
Senior Notes due to related party, which collectively total KRW
100
 billion
at inception, accrue 4.60
% interest quarterly on the outstanding principal amount until maturity. Interest and principal are due in full at maturity (
May 27, 2024
).
Voluntary principal and interest payments were made in June and September 2020. Principal of
KRW
20
 billion and interest of
KRW
1.2
 billion was paid in June 2020 and principal of
KRW
30
 billion and interest of
KRW
3.1

billion was paid in September 2020.

Bonds
2.5% Convertible Bonds
At various dates in May and June 2020, STIC, as holder of the 2.5% Convertible Bonds, exercised its right to convert all outstanding bonds into 715,258 common shares. In connection with these transactions, we paid STIC the accrued coupon interest of $0.9 million and the unpaid yield-to-maturity interest of $4.5 million was forfeited.
The conversion of the
2.5%
 Convertible Bonds was in accordance with the original terms of the instruments and were not subject to an inducement offer to convert as the terms of the conversion were not modified. As a result, the carrying value of the
2.5
% Convertible Bonds, plus the forfeited yield-to-maturity interest, net of related income tax effects, of KRW
229.7
 billion with KRW
7.2
 billion recorded to common shares and KRW
222.5
 billion was recorded to additional paid-in-capital with no gain or loss recognized.
2.5% Non-convertible bonds and detachable warrants
On May 15, 2020, DUG exercised its call option right and simultaneously redeemed the 2.5% Non-convertible bonds as consideration to exercise the warrants into 306,539 shares of common stock. In connection with this transaction, we paid DUG the 2.5% accrued but unpaid coupon interest of $0.3 million and the unpaid yield-to-maturity interest of $1.9 million was forfeited and the remaining unaccreted bond discount eliminated. As a result, the carrying value of the 2.5% Non-convertible Bonds with warrants, plus the forfeited yield-to-maturity interest, net of related income tax effects, of KRW 79.0 billion
with KRW 3.1 billion recorded to common shares and KRW 75.9 billion was recorded to additional paid-in-capital with no gain or loss recognized.